Statutory and other information	12 Months Ended
Dec. 31, 2021
Statutory and other information
Statutory and other information

31 Statutory and other information

	2021	2020	2019
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	10.5	6.3	3.9
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.2	10.8	8.3
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	2.0
Audit-related assurance services	4.5	0.7	0.3
Other assurance services	3.4	0.2	0.1
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.3
	35.9	20.3	14.9

$0.4m of fees payable in 2021 are in respect of the Group audit and audit of subsidiaries related to prior years (2020: $0.8m in respect of the 2019 Group audit and audit of subsidiaries).

$0.3m of audit fees and $0.7m of Audit-related and Other assurance services relate to pre-acquisition fees incurred by Alexion.

Included in Audit-related and Other assurance services are $6.1m of services provided in relation to the acquisition of Alexion and related debt issuance.

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2021	2020	2019
	$’000	$’000	$’000
Short-term employee benefits	32,985	29,126	31,329
Post-employment benefits	1,378	1,602	1,766
Share-based payments	45,234	27,666	19,210
	79,597	58,394	52,305

Total remuneration is included within employee costs (see Note 29).